Non-current assets - property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Plant and equipment [Abstract]
Plant and equipment	$ 254	$ 335
Reconciliation of written down [Abstract]
Opening balance	335	289
Additions		20
Transfers in/(out)		88
Closing balance	254	335
Depreciation expense	$ (81)	(62)
Minimum [Member]
Reconciliation of written down [Abstract]
Plant and equipment useful life	1 year
Maximum [Member]
Reconciliation of written down [Abstract]
Plant and equipment useful life	4 years
Leasehold Improvements [Member]
Plant and equipment [Abstract]
Plant and equipment	$ 65	85
Reconciliation of written down [Abstract]
Opening balance	85	0
Additions		0
Transfers in/(out)		88
Closing balance	65	85
Depreciation expense	(20)	(3)
Plant and Equipment [Member]
Plant and equipment [Abstract]
Plant and equipment	189	250
Reconciliation of written down [Abstract]
Opening balance	250	289
Additions		20
Transfers in/(out)		0
Closing balance	189	250
Depreciation expense	(61)	(59)
Plant and Equipment - Right-of-use [Member] | Leasehold Improvements [Member]
Plant and equipment [Abstract]
Plant and equipment	88	88
Reconciliation of written down [Abstract]
Opening balance	88
Closing balance	88	88
Plant and Equipment - Right-of-use [Member] | Plant and Equipment [Member]
Plant and equipment [Abstract]
Plant and equipment	626	626
Reconciliation of written down [Abstract]
Opening balance	626
Closing balance	626	626
Accumulated Depreciation [Member] | Leasehold Improvements [Member]
Plant and equipment [Abstract]
Plant and equipment	(23)	(3)
Reconciliation of written down [Abstract]
Opening balance	(3)
Closing balance	(23)	(3)
Accumulated Depreciation [Member] | Plant and Equipment [Member]
Plant and equipment [Abstract]
Plant and equipment	(437)	(376)
Reconciliation of written down [Abstract]
Opening balance	(376)
Closing balance	$ (437)	$ (376)